Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	January 31, 2025	July 31, 2024
	(unaudited)
Prepayment for advertising service fee (a)	$-	$120,000
Others	14,944	2,224
Total	$14,944	$122,224

(a)	Prepayment for advertising services represent the advance payments made by the Company to a third party advertising company for producing advertising contents. These prepayments were expensed in the second quarter when the services were performed.

Prepaid expenses and other current assets consisted of the following:

	As of July 31,
	2024	2023
Prepayment for advertising service fee (a)	$120,000	$408,000
Advance to vendors	-	10,000
Others	2,224	11,570
Total	$122,224	$429,570

(a)	Prepayment for advertising services represent the advance payments made by the Company to a third party advertising company for producing advertising contents. These prepayments are typically expensed over the period when the services are performed.